September 30, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Investors Trust
SEC File Nos. 33-23512; 811-5629

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 103 (“Amendment”) to the Registration Statement of ING Investors Trust (“Registrant”). This Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”), as amended and shall become effective on December 14, 2010. This Amendment is being filed for the purpose of registering two new series, ING American Funds Global Growth and Income Portfolio and ING American Funds International Growth and Income Portfolio.

Should you have any questions or comments regarding this filing, please contact Kim Springer at 480-477-2674 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Senior Counsel

ING U.S. Legal Services

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments, LLC

Jeffrey S. Puretz, Esq.
Dechert LLP